Trade and other receivables - Maturity Analysis of Finance Lease Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	$ 1,539	$ 1,581
Unearned finance income	260	270
Net investment in leases	1,279	1,311
Less than one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	238	257
Between 1 and 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	848	792
5 years and later
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	$ 453	$ 532